Form N-1A Supplement	May 19, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
State Street Institutional Investment Trust
State Street Federal Prime Retail Reserves Money Market Fund
(the “Fund”)
Cash Management Class (PCMXX)
Capital Class (PCPXX)
Agency Class (PRAXX)
Advisory Class (PRDXX)
Advantage Class (PAVXX)
Supplement dated May 19, 2026 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated March 13, 2026, as may be supplemented from time to time
Effective immediately, the name of the Fund will change. Accordingly, effective immediately, all references to the Fund’s name in the Prospectus,
Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name
State Street Federal Prime Retail Reserves Money Market Fund	State Street Prime Retail Reserves Money Market Fund
This change will not result in any changes to the Fund’s Investment Objective,
Principal Investment Strategies or Principal Risks of Investing in the Fund.

State Street Federal Prime Retail Reserves Money Market Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
State Street Institutional Investment Trust
State Street Federal Prime Retail Reserves Money Market Fund
(the “Fund”)
Cash Management Class (PCMXX)
Capital Class (PCPXX)
Agency Class (PRAXX)
Advisory Class (PRDXX)
Advantage Class (PAVXX)
Supplement dated May 19, 2026 to the Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”), each dated March 13, 2026, as may be supplemented from time to time
Effective immediately, the name of the Fund will change. Accordingly, effective immediately, all references to the Fund’s name in the Prospectus,
Summary Prospectus and SAI will be updated as follows:

Current Fund Name	New Fund Name
State Street Federal Prime Retail Reserves Money Market Fund	State Street Prime Retail Reserves Money Market Fund
This change will not result in any changes to the Fund’s Investment Objective,
Principal Investment Strategies or Principal Risks of Investing in the Fund.